Fair Value Measurements - Financial Assets and Liabilities Not Carried at Fair Value (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Oct. 31, 2018
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	$ 111,544	$ 107,171
Total loans, net of allowance for loan losses	663,615	646,393
FINANCIAL LIABILITIES
Securitization liabilities at amortized cost	14,020	14,683
Subordinated notes and debentures	8,968	8,740
Carrying value [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	111,544	107,171
Total loans, net of allowance for loan losses	663,615	646,393
Total financial assets not carried at fair value	775,159	753,564
FINANCIAL LIABILITIES
Total deposits, other than trading	875,343	851,439
Securitization liabilities at amortized cost	14,020	14,683
Subordinated notes and debentures	8,968	8,740
Total financial liabilities not carried at fair value	898,331	874,862
Carrying value [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	63,183	60,535
Carrying value [member] | Other debt securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	48,361	46,636
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	111,359	106,264
Total loans, net of allowance for loan losses	665,018	642,542
Total financial assets not carried at fair value	776,377	748,806
FINANCIAL LIABILITIES
Total deposits, other than trading	875,840	846,148
Securitization liabilities at amortized cost	14,147	14,654
Subordinated notes and debentures	9,478	9,027
Total financial liabilities not carried at fair value	899,465	869,829
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	63,073	59,948
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other debt securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	$ 48,286	$ 46,316